Xtrackers 0-1 Year Treasury ETF
Xtrackers 0-1 Year Treasury ETF<br/><br/>Ticker: TBLL Stock Exchange: NYSE Arca, Inc.
INVESTMENT OBJECTIVE
Xtrackers 0-1 Year Treasury ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Barclays US Treasury Bill Index (the “Underlying Index”).
FEES AND EXPENSES
These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
ANNUAL FUND OPERATING EXPENSES<br/>(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Xtrackers 0-1 Year Treasury ETF Xtrackers 0-1 Year Treasury ETF
Management Fee	0.12%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.12%
[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Year
Xtrackers 0-1 Year Treasury ETF | Xtrackers 0-1 Year Treasury ETF | USD ($)	12	39

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the example can affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report portfolio turnover rate.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the performance of U.S. Treasury securities that have a remaining maturity between one month and one year.

The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index.

The bonds eligible for inclusion in the Underlying Index must: (i) be publicly-issued fixed-rate U.S. Treasury securities; (ii) be issued in U.S. dollars; and (iii) have a minimum remaining maturity of at least one month and a maximum remaining maturity of one year. The Underlying Index excludes inflation-linked securities, floating rate notes, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is reconstituted and rebalanced on a monthly basis and the Fund rebalances and reconstitutes its portfolio in corresponding fashion.

As of October 31, 2018, the Underlying Index was comprised of 31 U.S. Treasury bonds.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.
MAIN RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About the Funds’ Investment Strategies, Underlying Indexes and Risks – Further Discussion of Main Risks” and in the Statement of Additional Information (“SAI”).

Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase debt instruments included in the Underlying Index.

Fixed income markets risk. The values of many types of debt securities have been reduced over a period of many years since the credit crisis started due to problems relating to subprime mortgages. These market problems also have affected debt securities that are not related to mortgage loans. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments also have had a negative effect on the broader economy.

U.S. Treasury obligation risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees a security only as to the timely payment of interest and principal when held to maturity. Consequently, the market prices of such securities may fluctuate. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury obligations to decline. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund.

Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s to credit risk, interest rate risk, pricing risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Fund may face a heightened level of interest rate risk.

Credit risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.

Pricing risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Issuer-specific changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Indexing risk. While the exposure of the Underlying Index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the Fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of Underlying Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are expected to be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. DBX Advisors LLC (the “Adviser”) cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

Operational risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Authorized Participant concentration risk. The Fund may have a limited number of financial institutions that may act as APs or market makers. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other APs is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.Xtrackers.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.